SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Foreign currency risk
Cash and cash equivalents	¥ 581,281	¥ 853,740	¥ 1,189,620	$ 182,317
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 336,583		¥ 1,071,366
Accounts receivable | Customer risk | A
Concentration of credit risk
Concentration risk (as a percent)	18.80%
Product purchases | Suppliers risk | A
Concentration of credit risk
Concentration risk (as a percent)		13.90%
Product purchases | Suppliers risk | B
Concentration of credit risk
Concentration risk (as a percent)		12.70%